Investment Objectives and Goals - Stablecoin Reserves Portfolio [Member]	Oct. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Class
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Stablecoin Reserves Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.
Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Select Class
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Stablecoin Reserves Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.